SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Accounting Policies [Abstract]
Method of depreciation			Straight-line method
Cash and cash equivalents	$ 115,074	$ 412,440	$ 337,424	$ 572,775	$ 3,590
Stock based compensation	$ 41,051	$ 17,251	$ 290,004	$ 3,332